Financial Assets and Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Period during which cash flow hedges hedge cost of revenues and operating expenses (up to)	24 months
Cash and cash equivalents	$ 1,479,969	$ 1,268,441	$ 1,410,339			$ 244,420
Short-term investments	676,072	445,046
Debt instruments issued					$ 1,000,000
Fair Value	783,356	510,638
Certificates of deposit and time deposits	$ 4,873	5,010
Bottom of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy	30 days
Top of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy	45 days
Exchangeable Notes, net
Disclosure of financial assets [line items]
Debt instruments issued	$ 889,183	853,576		$ 1,000,000
Exchangeable Notes, net | Principal amount
Disclosure of financial assets [line items]
Debt instruments issued	999,999	1,000,000	$ 1,000,000
Other non-current assets
Disclosure of financial assets [line items]
Certificates of deposit and time deposits	3,300	3,700
Equity Investments
Disclosure of financial assets [line items]
Fair Value	103,937	61,932
Equity Investments | Marketable equity securities
Disclosure of financial assets [line items]
Fair Value	100,187	58,932
Equity Investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Fair Value	$ 3,750	$ 3,000